Basis of Presentation and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of basic and diluted net income (loss) per share for common shares

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net loss	$(25,650)	$(10,702)	$(161,908)	$(22,885)
Net loss attributable to ordinary shareholders - basis and diluted	$(25,650)	$(10,702)	$(161,908)	$(22,885)
Denominator:
Weighted-average basic and diluted ordinary shares - basic and diluted	11,542,639	11,324,677	11,453,864	11,324,677
Net loss per ordinary share - basic and diluted	$(2.22)	$(0.95)	$(14.14)	$(2.02)

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2020	2019
Numerator:
Net loss	$(57,095)	$(28,007)
Net loss attributable to ordinary shareholders – basic and diluted	$(57,095)	$(28,007)
Denominator:
Weighted-average number of ordinary shares used in net loss per share – basic and diluted	11,324,677	11,319,777
Net loss per share – basic and diluted	$(4.85)	$(2.56)

CIK 0001822888 Virtuoso Acquisition Corp [Member]
Schedule of basic and diluted net income (loss) per share for common shares

			The Period
			from
			August 25,
	Three Months	Nine Months	2020
	Ended	Ended	(inception) to
	September 30,	September 30,	September 30,
	2021	2021	2020
Class A Common Stock
Allocation of net income (loss) to Class A common stock subject to possible redemption	$8,170,422	$(5,880,285)	$—
Basic and diluted weighted average shares outstanding, Class A common stock	23,000,000	20,893,773	—
Basic and diluted net income (loss) per share	$0.36	$(0.28)	$—
Class B Common Stock
Allocation of net income (loss) to Class B common stock	$2,042,611	$(1,618,264)	$(683)
Basic and diluted weighted average shares outstanding, Class B common stock	5,750,000	5,750,000	3,450,000
Basic and diluted net income (loss) per share	$0.36	$(0.28)	$(0.00)